Statement of Income (Excluding Gross Margin Alternative) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenue:
Gross revenue	$ 335,332	$ 323,230	$ 958,575	$ 945,868
Reimbursable expenses	(94,560)	(98,135)	(255,461)	(277,910)
Net revenue	240,772	225,095	703,114	667,958
Costs and expenses:
Direct costs	158,343	139,460	453,679	401,647
Selling, general and administrative expense	71,629	60,008	188,856	171,225
Depreciation and amortization	9,667	8,002	27,969	25,005
Restructuring charges	4,815		9,817
Total costs and expenses	244,454	207,470	680,321	597,877
Income from operations	(3,682)	17,625	22,793	70,081
Interest income	378	543	905	1,183
Interest expense	(247)	(267)	(602)	(1,038)
Income before provision for income taxes	(3,551)	17,901	23,096	70,226
Provision for income taxes	888	1,998	(4,329)	(5,255)
Net income	$ (2,663)	$ 19,899	$ 18,767	$ 64,971
Net income per Ordinary Share:
Basic	$ (0.04)	$ 0.33	$ 0.31	$ 1.09
Diluted	$ (0.04)	$ 0.33	$ 0.31	$ 1.07
Weighted average number of Ordinary Shares outstanding:
Basic	60,471,985	59,940,045	60,381,814	59,576,777
Diluted	61,063,020	60,743,403	61,096,464	60,576,058